Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 1,761,274	$ 1,447,335
Deferred compensation	90,002	133,671
Deferred tax asset	1,851,277	1,581,006
Less valuation allowance	(1,851,277)	(1,581,006)
Deferred tax asset, net